Payments, by Project - 12 months ended Sep. 30, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Total Payments
Total	$ 29,535	$ 2,485	$ 32,020
Compass Minerals International, Inc.
Total	11,741		11,741
Compass Minerals Canada Corp.
Total	12,168		12,168
Goderich Mine
Total	228	2,372	2,600
Goderich Plant
Total	61		61
Unity
Total	107	$ 113	220
Winsford
Total	$ 5,230		$ 5,230